Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000028070
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000028067
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	23.08%	2.32%	12.56%
C000028069
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	26.44%	2.44%	12.19%
C000028073
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000144785
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Without Sales Load [Member] | C000028070
Average Annual Return [Line Items]
Average Annual Return, Percent	28.80%	3.46%	13.31%
Without Sales Load [Member] | C000028067
Average Annual Return [Line Items]
Average Annual Return, Percent	28.57%	3.22%	13.05%
Without Sales Load [Member] | C000028069
Average Annual Return [Line Items]
Average Annual Return, Percent	27.44%	2.44%	12.19%
Without Sales Load [Member] | C000028073
Average Annual Return [Line Items]
Average Annual Return, Percent	28.76%	3.41%	13.27%
Without Sales Load [Member] | C000144785
Average Annual Return [Line Items]
Average Annual Return, Percent	28.80%	3.49%	13.36%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%	13.41%	15.51%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%	13.41%	15.51%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%	13.41%	15.51%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%	13.41%	15.51%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%	13.41%	15.51%
Alliance Bernstein Index: Russell 2500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Average Annual Return, Percent	32.94%	4.98%	12.56%
Alliance Bernstein Index: Russell 2500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Average Annual Return, Percent	32.94%	4.98%	12.56%
Alliance Bernstein Index: Russell 2500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Average Annual Return, Percent	32.94%	4.98%	12.56%
Alliance Bernstein Index: Russell 2500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Average Annual Return, Percent	32.94%	4.98%	12.56%
Alliance Bernstein Index: Russell 2500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Average Annual Return, Percent	32.94%	4.98%	12.56%